Financial instruments - Fair values and risk management - Sensitivity analysis for types of currency risk (Details) - EUR - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Equity	$ 437	$ 491	$ 211
Profit or loss	$ (9,952)	$ (7,888)	$ (7,113)